Trade and Other Payables - Schedule of Trade and Other Payables (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Trade and Other Payables [Abstract]
Trade payables		$ 205,682	د.إ 755,266	د.إ 73,082
Staff payables		467,592	1,716,998	588,756
Accrued Expenses		23,037	84,591	32,528
PDC payables		17,663	64,860	11,860
Payables to former related party		127,141	466,861	466,861
Profit share payable ( FGT )	[1]	19,840	72,851
Other payables	[2]	14,391	52,844	52,948
Total trade payables		$ 875,346	د.إ 3,214,271	د.إ 1,226,035

[1]	Profit Share Payable (FGT): The Company has agreed with Future General Trading (FGT) to share 100% of the net profit from 3D printing sales until the initial investment in the 3D printing machine has been fully recovered. Once the initial investment is fully recovered, the Company will switch to sharing 50% of the net profit with FGT.
[2]	Payables to former related party represent amounts owing to the former controlling shareholder (and related corporation) of the Micropolis Dubai for operating expenses paid on behalf of Micropolis Dubai. The shareholder ceased being a controlling shareholder and related party, during the fiscal year ended 2021. The Company intends to repay amounts when funds are available. The amounts are due on demand, do not accrue interest, and are unsecured.